Accrued Liabilities	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Accrued Liabilities [Line Items]
Accrued Liabilities

7. Accrued Liabilities

Accrued liabilities consisted of the following at the dates indicated:

	December 31, 2021	December 31, 2020
Accrued bonus	$7,260,456	$1,000,000
Accrued lab fees	4,885,539	4,267,665
Accrued payroll	3,539,301	2,409,105
Medicare advance	975,415	2,397,024
FICA/Medicare liability	739,629	1,793,551
Accrued general expenses	3,497,418	437,684
Accrued subcontractors	9,564,833	—
Accrued fuel and maintenance	450,842	181,195
Accrued workers compensation	2,259,571	538,897
Other current liabilities	736,021	50,000
Accrued legal fees	1,143,629	1,172,425
Credit card payable	58,223	6,892
Total accrued liabilities	$35,110,877	$14,254,438